Parametric
Commodity Strategy Fund
September 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 4.8%
Security	Shares	Value
Commodity Funds — 4.8%
SPDR Gold MiniShares Trust(1)	1,327,000	$ 101,449,150
Total Exchange-Traded Funds (identified cost $45,637,325)		$ 101,449,150

Short-Term Investments — 91.1%
Affiliated Fund — 13.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	287,326,823	$ 287,326,823
Total Affiliated Fund (identified cost $287,326,823)		$ 287,326,823

U.S. Treasury Obligations — 77.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/2/25	$45,850	$ 45,844,885
0.00%, 11/28/25	8,020	7,968,387
0.00%, 1/15/26	50,000	49,443,647
0.00%, 1/22/26	49,100	48,516,016
0.00%, 2/19/26	176,531	173,955,097
0.00%, 3/19/26	250,000	245,625,953
0.00%, 5/14/26(3)	85,000	83,080,594
0.00%, 6/11/26	150,000	146,249,978
0.00%, 7/9/26	40,000	38,887,552
0.00%, 9/3/26	28,550	27,618,934
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26(4)	32,047	31,937,356
U.S. Treasury Notes:
0.25%, 10/31/25	23,400	23,326,256
0.75%, 3/31/26	10,035	9,883,154
0.75%, 8/31/26	43,690	42,524,079
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.375%, 8/31/26	$43,690	$ 42,769,854
1.50%, 8/15/26	80,190	78,644,185
1.625%, 2/15/26	26,358	26,134,918
1.625%, 5/15/26	80,000	78,941,694
2.125%, 5/31/26	30,000	29,666,540
2.25%, 3/31/26	30,000	29,769,422
2.375%, 4/30/26	30,000	29,754,197
3.75%, 8/31/26	40,000	40,004,816
4.25%, 12/31/25	36,825	36,852,885
4.375%, 7/31/26	41,350	41,551,723
4.625%, 2/28/26	39,537	39,650,402
4.875%, 11/30/25	115,065	115,204,608
4.875%, 5/31/26	75,000	75,504,128
5.00%, 10/31/25	24,030	24,045,409
Total U.S. Treasury Obligations (identified cost $1,661,234,573)		$1,663,356,669
Total Short-Term Investments (identified cost $1,948,561,396)		$1,950,683,492
Total Investments — 95.9% (identified cost $1,994,198,721)		$2,052,132,642
Other Assets, Less Liabilities — 4.1%		$ 88,441,487
Net Assets — 100.0%		$2,140,574,129
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	561	Long	11/28/25	$ 36,812,820	$ 60,390
Cocoa	519	Long	12/15/25	35,027,310	(4,048,752)

Parametric
Commodity Strategy Fund
September 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Coffee	552	Long	12/18/25	$ 77,593,950	$20,116,136
Copper	644	Long	12/29/25	78,189,650	(2,843,311)
Corn	3,585	Long	12/12/25	74,478,375	(2,335,225)
Cotton No. 2	1,119	Long	12/8/25	36,798,315	(1,985,433)
Feeder Cattle	106	Long	1/29/26	18,711,650	56,254
Gold	162	Long	12/29/25	62,745,840	7,118,750
Kansas Wheat	667	Long	12/12/25	16,599,963	(1,918,217)
Lean Hogs	1,073	Long	12/12/25	38,080,770	1,680,687
Live Cattle	798	Long	12/31/25	74,940,180	1,685,180
LME Copper	294	Long	10/13/25	75,282,008	2,596,167
LME Copper	300	Long	11/17/25	76,935,225	4,450,350
LME Copper	300	Long	12/15/25	77,035,725	2,720,325
LME Lead	710	Long	10/13/25	34,663,620	(1,820,738)
LME Lead	735	Long	11/17/25	36,220,616	(319,020)
LME Lead	749	Long	12/15/25	37,112,388	(124,718)
LME Nickel	790	Long	10/13/25	71,505,080	(1,216,231)
LME Nickel	801	Long	11/17/25	72,832,431	225,459
LME Nickel	813	Long	12/15/25	74,196,478	(274,201)
LME Primary Aluminum	2,242	Long	10/13/25	150,370,940	5,055,107
LME Primary Aluminum	2,261	Long	11/17/25	151,553,134	5,243,906
LME Primary Aluminum	2,291	Long	12/15/25	153,547,975	4,758,071
LME Tin	109	Long	10/13/25	19,338,235	1,033,830
LME Tin	109	Long	11/17/25	19,354,585	1,185,105
LME Tin	108	Long	12/15/25	19,170,000	571,050
LME Zinc	1,064	Long	10/13/25	79,649,444	7,265,391
LME Zinc	1,049	Long	11/17/25	78,053,730	5,178,504
LME Zinc	1,047	Long	12/15/25	77,717,240	3,028,528
Low Sulphur Gasoil	1,119	Long	12/11/25	75,364,650	1,889,640
Natural Gas	3,660	Long	12/29/25	152,878,200	(9,972,554)
NY Harbor ULSD	770	Long	11/28/25	74,391,702	838,740
Palladium	330	Long	12/29/25	42,484,200	3,343,827
Platinum	524	Long	1/28/26	42,069,340	5,523,440
RBOB Gasoline	1,920	Long	11/28/25	151,175,808	119,980
Robusta Coffee	446	Long	11/24/25	18,732,000	3,809,548
Silver	783	Long	12/29/25	182,595,600	35,991,227
Soybean Meal	1,303	Long	1/14/26	36,210,370	(1,174,373)
Soybean Oil	2,477	Long	1/14/26	74,072,208	(2,916,674)
Soybeans	1,421	Long	1/14/26	72,488,763	(2,001,271)
Sugar No. 11	2,001	Long	2/27/26	37,202,592	(238,441)
Wheat	1,340	Long	12/12/25	34,036,000	(4,342,096)
White Sugar	787	Long	11/14/25	18,427,605	433,277
WTI Crude Oil	593	Long	11/20/25	36,742,280	19,234
LME Copper	(294)	Short	10/13/25	(75,282,008)	(4,375,051)

Parametric
Commodity Strategy Fund
September 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Copper	(300)	Short	11/17/25	$ (76,935,225)	$(2,769,375)
LME Lead	(710)	Short	10/13/25	(34,663,620)	399,553
LME Lead	(735)	Short	11/17/25	(36,220,616)	93,347
LME Nickel	(790)	Short	10/13/25	(71,505,080)	(246,290)
LME Nickel	(801)	Short	11/17/25	(72,832,431)	261,127
LME Primary Aluminum	(2,242)	Short	10/13/25	(150,370,940)	(5,452,544)
LME Primary Aluminum	(2,261)	Short	11/17/25	(151,553,134)	(4,808,414)
LME Tin	(109)	Short	10/13/25	(19,338,235)	(1,184,540)
LME Tin	(109)	Short	11/17/25	(19,354,585)	(587,278)
LME Zinc	(1,064)	Short	10/13/25	(79,649,444)	(5,803,987)
LME Zinc	(1,049)	Short	11/17/25	(78,053,730)	(3,133,966)
					$60,859,430
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2025 were $450,339,329 or 21.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $287,326,823, which represents 13.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$60,222,366	$2,316,496,283	$(2,089,391,826)	$ —	$ —	$287,326,823	$8,231,361	287,326,823
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Commodity Strategy Fund
September 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$101,449,150	$ —	$ —	$ 101,449,150
Short-Term Investments:
Affiliated Fund	287,326,823	—	—	287,326,823
U.S. Treasury Obligations	—	1,663,356,669	—	1,663,356,669
Total Investments	$388,775,973	$1,663,356,669	$ —	$2,052,132,642
Futures Contracts	$126,752,130	$ —	$ —	$ 126,752,130
Total	$515,528,103	$1,663,356,669	$ —	$2,178,884,772
Liability Description
Futures Contracts	$(65,892,700)	$ —	$ —	$ (65,892,700)
Total	$(65,892,700)	$ —	$ —	$ (65,892,700)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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